Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000006430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		28.82%	14.07%	14.11%
C000006430 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 37,429	$ 37,429	$ 37,429	$ 27,384	$ 22,230	$ 29,860	$ 23,795	$ 18,268	$ 14,792	$ 13,296	$ 10,166	$ 10,093	$ 9,425
Average Annual Return, Percent		36.68%	15.43%	14.79%
C000006435 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	31.66%	14.33%	13.93%
C000006435 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 36,840	$ 36,840	$ 36,840	27,156	22,208	30,059	24,134	18,668	15,231	13,792	10,625	10,628	10,000
Average Annual Return, Percent		35.66%	14.56%	13.93%
C000006436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	34.66%	14.56%	13.93%
C000006436 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 36,832	$ 36,832	$ 36,832	27,151	22,206	30,053	24,129	18,666	15,228	13,790	10,624	10,629	10,000
Average Annual Return, Percent		35.66%	14.56%	13.93%
C000006437 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 40,705	$ 40,705	$ 40,705	29,706	24,054	32,231	25,621	19,622	15,849	14,211	10,839	10,736	10,000
Average Annual Return, Percent		37.02%	15.71%	15.07%
C000006439 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 36,830	$ 36,830	$ 36,830	27,150	22,204	30,053	24,128	18,665	15,229	13,792	10,624	10,629	10,000
Average Annual Return, Percent		35.66%	14.56%	13.93%
C000006441 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 38,720	$ 38,720	$ 38,720	28,401	23,111	31,123	24,865	19,138	15,536	14,000	10,731	10,682	10,000
Average Annual Return, Percent		36.34%	15.14%	14.50%
C000006442 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 39,699	$ 39,699	$ 39,699	29,045	23,577	31,672	25,239	19,378	15,692	14,104	10,785	10,709	10,000
Average Annual Return, Percent		36.68%	15.42%	14.78%
C000006431 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 40,704	$ 40,704	$ 40,704	29,707	24,054	32,232	25,621	19,622	15,850	14,212	10,839	10,736	10,000
Average Annual Return, Percent		37.02%	15.71%	15.07%
C000102727 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 41,090	$ 41,090	$ 41,090	29,960	24,238	32,446	25,765	19,715	15,910	14,252	10,861	10,747	10,000
Average Annual Return, Percent		37.15%	15.82%	15.18%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 33,631	$ 33,631	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
Average Annual Return, Percent	[3],[4]	34.49%	15.23%	12.89%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 46,253	$ 46,253	$ 46,253	$ 33,506	$ 26,557	$ 33,890	$ 25,930	$ 19,010	$ 15,709	$ 14,467	$ 11,060	$ 10,612	$ 10,000
Average Annual Return, Percent	[3],[4]	38.04%	19.46%	16.55%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[4]	Source: FactSet Research Systems Inc.